TABLE OF CONTENTS

PACIFIC SELECT FUND
Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-32

Financial Highlights	B-33

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-15

The 2014 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

The 2014 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Semi-Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	251,115	$1,999,498	$2,149,874
Floating Rate Income	Floating Rate Income Class I *	74,460	754,555	776,343
Floating Rate Loan	Floating Rate Loan Class I *	407,724	2,400,476	2,532,637
High Yield Bond	High Yield Bond Class I *	3,864,610	20,240,606	27,474,175
Inflation Managed	Inflation Managed Class I *	2,219,584	22,474,048	22,874,318
Inflation Strategy	Inflation Strategy Class I *	23,090	238,537	236,615
Managed Bond	Managed Bond Class I *	5,060,287	52,427,988	59,044,246
Short Duration Bond	Short Duration Bond Class I *	470,683	4,176,500	4,495,674
Emerging Markets Debt	Emerging Markets Debt Class I *	19,261	199,458	207,363
American Funds® Growth	American Funds Growth Class I *	627,786	3,672,013	8,050,636
American Funds Growth-Income	American Funds Growth-Income Class I *	660,686	4,774,681	9,812,736
Comstock	Comstock Class I *	492,003	2,828,984	5,837,765
Dividend Growth	Dividend Growth Class I *	616,493	4,750,544	8,572,537
Equity Index	Equity Index Class I *	1,470,998	25,617,276	63,659,011
Focused Growth	Focused Growth Class I *	276,400	1,602,593	4,644,071
Growth	Growth Class I *	3,525,905	46,994,539	65,056,300
Large-Cap Growth	Large-Cap Growth Class I *	582,219	2,249,237	4,159,690
Large-Cap Value	Large-Cap Value Class I *	995,723	8,232,897	16,909,798
Long/Short Large-Cap	Long/Short Large-Cap Class I *	168,792	1,126,082	1,731,069
Main Street® Core	Main Street Core Class I *	2,798,679	44,867,293	76,725,168
Mid-Cap Equity	Mid-Cap Equity Class I *	1,120,368	10,401,700	16,031,172
Mid-Cap Growth	Mid-Cap Growth Class I *	761,191	3,244,820	7,537,993
Mid-Cap Value	Mid-Cap Value Class I *	211,543	2,158,148	3,036,538
Small-Cap Equity	Small-Cap Equity Class I *	120,190	1,290,132	1,979,021
Small-Cap Growth	Small-Cap Growth Class I *	673,046	4,545,038	8,653,799
Small-Cap Index	Small-Cap Index Class I *	745,258	5,863,911	13,170,012
Small-Cap Value	Small-Cap Value Class I *	419,644	3,762,424	6,740,464
Value Advantage	Value Advantage Class I *	44,390	535,724	560,812
Health Sciences	Health Sciences Class I *	451,226	3,655,481	10,887,219
Real Estate	Real Estate Class I *	567,158	6,106,259	11,059,014
Technology	Technology Class I *	328,351	1,028,593	1,882,014
Emerging Markets	Emerging Markets Class I *	1,015,105	6,001,826	17,109,183
International Large-Cap	International Large-Cap Class I *	1,484,354	7,326,567	12,132,780
International Small-Cap	International Small-Cap Class I *	206,153	1,284,494	1,773,812
International Value	International Value Class I *	2,840,351	26,774,268	33,961,798
Currency Strategies	Currency Strategies Class I *	4,240	43,671	42,494
Global Absolute Return	Global Absolute Return Class I *	12,967	127,475	130,061
Precious Metals	Precious Metals Class I *	25,256	115,625	142,427
American Funds Asset Allocation	American Funds Asset Allocation Class I *	575,276	9,151,482	11,384,971
Pacific Dynamix - Conservative Growth	Pacific Dynamix—Conservative Growth Class I *	67,488	783,351	901,460
Pacific Dynamix - Moderate Growth	Pacific Dynamix—Moderate Growth Class I *	261,567	3,313,038	4,212,168
Pacific Dynamix - Growth	Pacific Dynamix—Growth Class I *	214,010	2,710,810	3,702,833
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	3,781,678	37,229,746	42,896,192
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	5,036,053	49,030,055	59,605,951
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	15,161,466	145,348,897	185,315,446
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	9,720,684	92,070,407	122,458,752
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	3,882,156	36,284,811	49,723,329

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II *	142,224	1,547,383	1,848,916

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	36,036	632,171	679,282

See Notes to Financial Statements

E-1

See explanation of symbol on page E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	American Funds Insurance Series®
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	1,265	$36,885	$35,028
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	553	11,795	12,115
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	17,423	311,146	317,280
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	2,709	32,186	33,189
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	2,551	62,201	60,412
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	13,682	165,735	168,834

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	1,184,619	14,050,525	19,107,907

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2 *	50,460	1,541,781	1,816,040
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	10,092	113,016	122,415
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	11,099,706	11,099,703	11,099,706
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2 *	17,750	204,443	208,920

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I *	6,142	66,077	73,089

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	527,345	3,566,742	4,155,483
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2 *	71,409	1,627,944	1,748,818
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	75,313	2,015,592	2,098,208
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	59,391	1,115,990	1,082,691

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	63,401	1,011,297	1,242,665

	IVY Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	2,926	36,532	33,278

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	89,729	2,771,685	2,879,411

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	39,237	496,486	509,690

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class *	24,839	523,119	604,833
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	33,389	1,142,483	1,228,382

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	12,252	124,692	125,461
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,265	7,906	8,397
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	101,191	1,181,605	1,213,276

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S *	5,664	160,806	196,243

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$2,149,874	$776,343	$2,532,637	$27,474,175	$22,874,318	$236,615	$59,044,246
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	1	-
Investments sold	1,614	82	1,617	10,335	15,596	30	39,213
Total Assets	2,151,488	776,425	2,534,254	27,484,510	22,889,914	236,646	59,083,459
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	43	117	1,859	6,243	5,698	-	28,312
Total Liabilities	43	117	1,859	6,243	5,698	-	28,312
NET ASSETS	$2,151,445	$776,308	$2,532,395	$27,478,267	$22,884,216	$236,646	$59,055,147
Units Outstanding	163,783	75,579	254,516	598,245	595,762	22,793	1,440,579
Accumulation Unit Value	$13.14	$10.27	$9.95	$45.93	$38.41	$10.38	$40.99
Cost of Investments	$1,999,498	$754,555	$2,400,476	$20,240,606	$22,474,048	$238,537	$52,427,988
	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$4,495,674	$207,363	$8,050,636	$9,812,736	$5,837,765	$8,572,537	$63,659,011
Receivables:
Due from Pacific Life Insurance Company	5,466	-	7,225	-	1,392	4,320	-
Investments sold	-	27	-	21,789	3,198	1,146	106,313
Total Assets	4,501,140	207,390	8,057,861	9,834,525	5,842,355	8,578,003	63,765,324
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	37	-	16,963	-	-	97,823
Investments purchased	562	-	1,866	-	-	-	-
Total Liabilities	562	37	1,866	16,963	-	-	97,823
NET ASSETS	$4,500,578	$207,353	$8,055,995	$9,817,562	$5,842,355	$8,578,003	$63,667,501
Units Outstanding	406,758	19,357	437,894	570,966	354,642	496,235	1,069,703
Accumulation Unit Value	$11.06	$10.71	$18.40	$17.19	$16.47	$17.29	$59.52
Cost of Investments	$4,176,500	$199,458	$3,672,013	$4,774,681	$2,828,984	$4,750,544	$25,617,276
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$4,644,071	$65,056,300	$4,159,690	$16,909,798	$1,731,069	$76,725,168	$16,031,172
Receivables:
Due from Pacific Life Insurance Company	-	-	4,582	-	-	-	7,140
Investments sold	2,117	17,160	314	21,795	1,201	63,386	5,146
Total Assets	4,646,188	65,073,460	4,164,586	16,931,593	1,732,270	76,788,554	16,043,458
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	827	7,795	-	14,751	1,949	56,855	-
Total Liabilities	827	7,795	-	14,751	1,949	56,855	-
NET ASSETS	$4,645,361	$65,065,665	$4,164,586	$16,916,842	$1,730,321	$76,731,699	$16,043,458
Units Outstanding	270,698	1,209,670	393,023	765,638	118,459	1,498,156	502,599
Accumulation Unit Value	$17.16	$53.79	$10.60	$22.10	$14.61	$51.22	$31.92
Cost of Investments	$1,602,593	$46,994,539	$2,249,237	$8,232,897	$1,126,082	$44,867,293	$10,401,700

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$7,537,993	$3,036,538	$1,979,021	$8,653,799	$13,170,012	$6,740,464	$560,812
Receivables:
Due from Pacific Life Insurance Company	-	-	-	8,428	-	-	-
Investments sold	9,512	434	768	-	9,937	6,692	60
Total Assets	7,547,505	3,036,972	1,979,789	8,662,227	13,179,949	6,747,156	560,872
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,562	922	1,040	-	7,303	4,170	90
Investments purchased	-	-	-	6,891	-	-	-
Total Liabilities	6,562	922	1,040	6,891	7,303	4,170	90
NET ASSETS	$7,540,943	$3,036,050	$1,978,749	$8,655,336	$13,172,646	$6,742,986	$560,782
Units Outstanding	551,115	127,215	83,641	491,714	501,568	190,198	45,036
Accumulation Unit Value	$13.68	$23.87	$23.66	$17.60	$26.26	$35.45	$12.45
Cost of Investments	$3,244,820	$2,158,148	$1,290,132	$4,545,038	$5,863,911	$3,762,424	$535,724
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$10,887,219	$11,059,014	$1,882,014	$17,109,183	$12,132,780	$1,773,812	$33,961,798
Receivables:
Due from Pacific Life Insurance Company	-	-	-	54,258	11,869	6,295	13,320
Investments sold	971	30,933	974	-	-	-	-
Total Assets	10,888,190	11,089,947	1,882,988	17,163,441	12,144,649	1,780,107	33,975,118
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	444	27,813	967	-	-	-	-
Investments purchased	-	-	-	49,061	6	4,470	6,382
Total Liabilities	444	27,813	967	49,061	6	4,470	6,382
NET ASSETS	$10,887,746	$11,062,134	$1,882,021	$17,114,380	$12,144,643	$1,775,637	$33,968,736
Units Outstanding	342,205	239,858	233,184	471,674	892,339	152,009	1,763,126
Accumulation Unit Value	$31.82	$46.12	$8.07	$36.28	$13.61	$11.68	$19.27
Cost of Investments	$3,655,481	$6,106,259	$1,028,593	$6,001,826	$7,326,567	$1,284,494	$26,774,268
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$42,494	$130,061	$142,427	$11,384,971	$901,460	$4,212,168	$3,702,833
Receivables:
Investments sold	5	14	15	3,366	27	851	408
Total Assets	42,499	130,075	142,442	11,388,337	901,487	4,213,019	3,703,241
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7	8	24	3,952	81	1,099	555
Total Liabilities	7	8	24	3,952	81	1,099	555
NET ASSETS	$42,492	$130,067	$142,418	$11,384,385	$901,406	$4,211,920	$3,702,686
Units Outstanding	4,334	13,253	25,890	559,895	59,193	247,351	195,953
Accumulation Unit Value	$9.81	$9.81	$5.50	$20.33	$15.23	$17.03	$18.90
Cost of Investments	$43,671	$127,475	$115,625	$9,151,482	$783,351	$3,313,038	$2,710,810

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced- Risk Allocation Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$42,896,192	$59,605,951	$185,315,446	$122,458,752	$49,723,329	$1,848,916	$679,282
Receivables:
Investments sold	5,760	91,779	70,732	32,216	18,817	977	73
Total Assets	42,901,952	59,697,730	185,386,178	122,490,968	49,742,146	1,849,893	679,355
LIABILITIES
Due to Pacific Life Insurance Company	11,468	99,711	94,537	48,144	25,248	1,120	120
Total Liabilities	11,468	99,711	94,537	48,144	25,248	1,120	120
NET ASSETS	$42,890,484	$59,598,019	$185,291,641	$122,442,824	$49,716,898	$1,848,773	$679,235
Units Outstanding	3,802,428	5,081,798	15,350,325	9,886,166	3,963,682	107,100	49,428
Accumulation Unit Value	$11.28	$11.73	$12.07	$12.39	$12.54	$17.26	$13.74
Cost of Investments	$37,229,746	$49,030,055	$145,348,897	$92,070,407	$36,284,811	$1,547,383	$632,171
	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III
ASSETS
Investments in mutual funds, at value	$35,028	$12,115	$317,280	$33,189	$60,412	$168,834	$19,107,907
Receivables:
Investments sold	4	1	33	5	9	17	3,309
Total Assets	35,032	12,116	317,313	33,194	60,421	168,851	19,111,216
LIABILITIES
Due to Pacific Life Insurance Company	6	2	61	6	14	28	5,231
Total Liabilities	6	2	61	6	14	28	5,231
NET ASSETS	$35,026	$12,114	$317,252	$33,188	$60,407	$168,823	$19,105,985
Units Outstanding	3,250	1,179	29,535	3,160	5,710	16,623	1,552,779
Accumulation Unit Value	$10.78	$10.27	$10.74	$10.50	$10.58	$10.16	$12.30
Cost of Investments	$36,885	$11,795	$311,146	$32,186	$62,201	$165,735	$14,050,525
	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Gobal Discovery VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,816,040	$122,415	$11,099,706	$208,920	$73,089	$4,155,483	$1,748,818
Receivables:
Due from Pacific Life Insurance Company	4,437	-	-	-	-	-	-
Investments sold	-	13	2,036	23	8	560	193
Total Assets	1,820,477	122,428	11,101,742	208,943	73,097	4,156,043	1,749,011
LIABILITIES
Due to Pacific Life Insurance Company	-	16	2,419	32	11	750	282
Investments purchased	4,503	-	-	-	-	-	-
Total Liabilities	4,503	16	2,419	32	11	750	282
NET ASSETS	$1,815,974	$122,412	$11,099,323	$208,911	$73,086	$4,155,293	$1,748,729
Units Outstanding	136,084	9,841	1,112,235	19,962	6,096	312,250	132,460
Accumulation Unit Value	$13.34	$12.44	$9.98	$10.47	$11.99	$13.31	$13.20
Cost of Investments	$1,541,781	$113,016	$11,099,703	$204,443	$66,077	$3,566,742	$1,627,944

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	IVY Funds VIP Asset Strategy	Janus Aspen Series Balanced Service Shares	Lord Abbett Bond Debenture Class VC	MFS Total Return Series - Service Class
ASSETS
Investments in mutual funds, at value	$2,098,208	$1,082,691	$1,242,665	$33,278	$2,879,411	$509,690	$604,833
Receivables:
Due from Pacific Life Insurance Company	-	344	-	-	-	5	-
Investments sold	229	-	138	5	325	-	367
Total Assets	2,098,437	1,083,035	1,242,803	33,283	2,879,736	509,695	605,200
LIABILITIES
Due to Pacific Life Insurance Company	319	-	218	6	519	-	400
Investments purchased	-	402	-	-	-	34	-
Total Liabilities	319	402	218	6	519	34	400
NET ASSETS	$2,098,118	$1,082,633	$1,242,585	$33,277	$2,879,217	$509,661	$604,800
Units Outstanding	161,563	105,768	73,220	3,255	236,589	45,675	47,279
Accumulation Unit Value	$12.99	$10.24	$16.97	$10.22	$12.17	$11.16	$12.79
Cost of Investments	$2,015,592	$1,115,990	$1,011,297	$36,532	$2,771,685	$496,486	$523,119

	MFS Utilities Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$1,228,382	$125,461	$8,397	$1,213,276	$196,243
Receivables:
Investments sold	130	14	1	265	21
Total Assets	1,228,512	125,475	8,398	1,213,541	196,264
LIABILITIES
Due to Pacific Life Insurance Company	196	22	2	94	30
Total Liabilities	196	22	2	94	30
NET ASSETS	$1,228,316	$125,453	$8,396	$1,213,447	$196,234
Units Outstanding	90,611	12,254	915	113,351	16,364
Accumulation Unit Value	$13.56	$10.24	$9.17	$10.71	$11.99
Cost of Investments	$1,142,483	$124,692	$7,906	$1,181,605	$160,806

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	13,506	3,748	17,535	171,422	144,050	1,530	377,377
Net Investment Loss	(13,506)	(3,748)	(17,535)	(171,422)	(144,050)	(1,530)	(377,377)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	7,985	26	8,136	179,644	(63,070)	(1,077)	443,495
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	7,985	26	8,136	179,644	(63,070)	(1,077)	443,495
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	108,735	11,482	34,298	1,203,752	1,506,041	12,108	1,538,877
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,214	$7,760	$24,899	$1,211,974	$1,298,921	$9,501	$1,604,995

	Short Duration	Emerging	American Funds	American Funds		Dividend	Equity
	Bond	Markets Debt	Growth	Growth-Income	Comstock	Growth	Index

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	29,382	1,403	49,900	63,640	40,776	53,195	384,649
Net Investment Loss	(29,382)	(1,403)	(49,900)	(63,640)	(40,776)	(53,195)	(384,649)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,993	(4,334)	297,396	525,926	580,655	282,212	2,176,086
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,993	(4,334)	297,396	525,926	580,655	282,212	2,176,086
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	41,290	18,232	118,185	129,075	(229,406)	159,412	2,044,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,901	$12,495	$365,681	$591,361	$310,473	$388,429	$3,835,595

	Focused		Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap
	Growth	Growth	Growth	Value	Large-Cap	Core	Equity

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	29,674	407,681	26,314	104,046	10,226	468,854	100,263
Net Investment Loss	(29,674)	(407,681)	(26,314)	(104,046)	(10,226)	(468,854)	(100,263)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	222,089	991,965	6,017	688,885	89	1,828,438	228,669
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	222,089	991,965	6,017	688,885	89	1,828,438	228,669
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(187,935)	791,073	(4,650)	405,726	116,247	2,734,217	607,871
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,480	$1,375,357	($24,947)	$990,565	$106,110	$4,093,801	$736,277

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	46,992	21,280	12,627	56,662	86,380	41,840	1,389
Net Investment Loss	(46,992)	(21,280)	(12,627)	(56,662)	(86,380)	(41,840)	(1,389)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	370,663	104,441	12,437	290,125	1,375,034	219,588	4,922
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	370,663	104,441	12,437	290,125	1,375,034	219,588	4,922
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(79,169)	203,340	63,910	(444,629)	(1,007,244)	208,799	12,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,502	$286,501	$63,720	($211,166)	$281,410	$386,547	$15,675
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	73,814	58,559	11,144	100,465	75,362	10,027	212,393
Net Investment Loss	(73,814)	(58,559)	(11,144)	(100,465)	(75,362)	(10,027)	(212,393)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	567,876	14,521	8,087	581,512	197,470	(12,343)	223,001
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	567,876	14,521	8,087	581,512	197,470	(12,343)	223,001
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	196,011	1,440,322	175,999	365,914	96,753	78,749	174,356
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$690,073	$1,396,284	$172,942	$846,961	$218,861	$56,379	$184,964
	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	270	766	928	66,358	4,573	24,686	22,099
Net Investment Loss	(270)	(766)	(928)	(66,358)	(4,573)	(24,686)	(22,099)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(213)	29	417	(470)	2,353	1,980	547
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(213)	29	417	(470)	2,353	1,980	547
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(762)	2,185	29,191	436,638	31,837	199,853	190,475
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,245)	$1,448	$28,680	$369,810	$29,617	$177,147	$168,923

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	American Century VP Mid Cap Value Class II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$3,460
EXPENSES
Mortality and expense risk fees	268,827	371,000	1,123,398	752,133	301,570	14,909	2,576
Net Investment Income (Loss)	(268,827)	(371,000)	(1,123,398)	(752,133)	(301,570)	(14,909)	884
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	384,613	742,525	1,088,758	1,541,093	508,289	140,848	(825)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	25,978
Realized Gain on Investments	384,613	742,525	1,088,758	1,541,093	508,289	140,848	25,153
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,300,594	1,826,566	7,640,261	4,617,587	2,249,252	(6,296)	13,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,416,380	$2,198,091	$7,605,621	$5,406,547	$2,455,971	$119,643	$39,705
	American Funds IS Global Growth Fund Class 4	American Funds IS International Fund Class 4 (2)	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Funds Class P2 (2)	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$136	$9	$-	$3	$149	$268	$-
EXPENSES
Mortality and expense risk fees	192	23	690	51	167	587	116,625
Net Investment Loss	(56)	(14)	(690)	(48)	(18)	(319)	(116,625)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(182)	-	298	1	(4,727)	4	5,320
Capital gains distributions from mutual fund investments (1)	3,344	-	2,643	-	10,141	-	-
Realized Gain (Loss) on Investments	3,162	-	2,941	1	5,414	4	5,320
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,178)	321	6,461	1,003	(1,797)	3,099	649,855
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$928	$307	$8,712	$956	$3,599	$2,784	$538,550
	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class (2)	Fidelity VIP Strategic Income Service Class 2 (2)	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$186	$-	$-	$106,011	$-
EXPENSES
Mortality and expense risk fees	9,820	570	22,793	486	441	18,444	6,803
Net Investment Income (Loss)	(9,820)	(570)	(22,607)	(486)	(441)	87,567	(6,803)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,722)	(98)	-	6	13	924	169
Capital gains distributions from mutual fund investments (1)	-	1,270	-	-	-	3,294	-
Realized Gain (Loss) on Investments	(1,722)	1,172	-	6	13	4,218	169
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,884	3,364	-	4,476	3,250	116,621	87,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,342	$3,966	($22,607)	$3,996	$2,822	$208,406	$80,509

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2014 (Unaudited)

	Variable Accounts
	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	IVY Funds VIP Asset Strategy (1)	Janus Aspen Series Balanced Service Shares	Lord Abbett Bond Debenture Class VC	MFS Total Return Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$27,006	$54,453	$-	$158	$29,192	$-	$-
EXPENSES
Mortality and expense risk fees	7,793	5,561	6,328	51	17,343	2,475	3,239
Net Investment Income (Loss)	19,213	48,892	(6,328)	107	11,849	(2,475)	(3,239)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,141)	(6,205)	(569)	(7)	1,610	(1,863)	2,104
Capital gains distributions from mutual fund investments (2)	39,739	-	-	4,198	71,580	-	-
Realized Gain (Loss) on Investments	38,598	(6,205)	(569)	4,191	73,190	(1,863)	2,104
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,242	(19,686)	52,425	(3,253)	30,917	23,208	23,538
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,053	$23,001	$45,528	$1,045	$115,956	$18,870	$22,403

	MFS Utilities Series-Service Class	PIMCO All Asset All Authority - Advisor Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$202	$9	$7,323	$-
EXPENSES
Mortality and expense risk fees	2,581	110	50	7,946	1,145
Net Investment Income (Loss)	(2,581)	92	(41)	(623)	(1,145)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	265	-	(84)	(19,941)	1,528
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-
Realized Gain (Loss) on Investments	265	-	(84)	(19,941)	1,528
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	84,798	770	732	82,333	24,069
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,482	$862	$607	$61,769	$24,452

(1) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Diversified Bond		Floating Rate Income (2)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($13,506)	($29,255)	($3,748)	($2,060)	($17,535)	($28,582)
Realized gain (loss) on investments	7,985	(47,538)	26	244	8,136	(72,122)
Change in net unrealized appreciation on investments	108,735	16,994	11,482	10,305	34,298	169,742
Net Increase (Decrease) in Net Assets Resulting from Operations	103,214	(59,799)	7,760	8,489	24,899	69,038
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,471	2,285	1,199	-	36,125	4,590
Transfers between variable and fixed accounts, net	379,147	(293,000)	313,130	499,065	(168,056)	903,122
Contract charges and deductions	(4,837)	(44,815)	(483)	(276)	(119,429)	(31,935)
Surrenders	(291,696)	(364,611)	(3,236)	(49,305)	(137,598)	(425,820)
Other	73	8	(18)	(17)	19	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	85,158	(700,133)	310,592	449,467	(388,939)	449,958
NET INCREASE (DECREASE) IN NET ASSETS	188,372	(759,932)	318,352	457,956	(364,040)	518,996
NET ASSETS
Beginning of Year or Period	1,963,073	2,723,005	457,956	-	2,896,435	2,377,439
End of Year or Period	$2,151,445	$1,963,073	$776,308	$457,956	$2,532,395	$2,896,435

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($171,422)	($353,499)	($144,050)	($364,502)	($1,530)	($3,311)
Realized gain (loss) on investments	179,644	192,150	(63,070)	(159,852)	(1,077)	(3,654)
Change in net unrealized appreciation (depreciation) on investments	1,203,752	1,742,094	1,506,041	(2,589,476)	12,108	(25,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,211,974	1,580,745	1,298,921	(3,113,830)	9,501	(32,512)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	84,849	197,443	19,715	294,206	-	-
Transfers between variable and fixed accounts, net	(168,068)	(754,157)	(875,654)	(4,053,928)	52	56,847
Contract charges and deductions	(395,645)	(400,757)	(527,813)	(584,187)	(184)	(413)
Surrenders	(1,076,988)	(2,366,840)	(873,056)	(2,394,001)	(16,328)	(15,173)
Other	151	126	742	(743)	2	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,555,701)	(3,324,185)	(2,256,066)	(6,738,653)	(16,458)	41,255
NET INCREASE (DECREASE) IN NET ASSETS	(343,727)	(1,743,440)	(957,145)	(9,852,483)	(6,957)	8,743
NET ASSETS
Beginning of Year or Period	27,821,994	29,565,434	23,841,361	33,693,844	243,603	234,860
End of Year or Period	$27,478,267	$27,821,994	$22,884,216	$23,841,361	$236,646	$243,603

(1) Unaudited.

(2) Operations commenced on June 26, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($377,377)	($864,956)	($29,382)	($57,401)	($1,403)	($2,646)
Realized gain (loss) on investments	443,495	938,218	4,993	175	(4,334)	(6,889)
Change in net unrealized appreciation (depreciation) on investments	1,538,877	(2,526,512)	41,290	19,334	18,232	(11,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,604,995	(2,453,250)	16,901	(37,892)	12,495	(21,177)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,930	596,451	2,389	324,059	-	1,385
Transfers between variable and fixed accounts, net	(175,800)	(5,020,806)	(71,605)	897,843	(36,447)	182,714
Contract charges and deductions	(1,663,576)	(1,850,790)	(35,003)	(99,663)	(175)	(419)
Surrenders	(2,718,521)	(5,869,496)	(306,397)	(532,410)	(3,859)	(6,958)
Other	374	(322)	68	2	2	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,485,593)	(12,144,963)	(410,548)	589,831	(40,479)	176,717
NET INCREASE (DECREASE) IN NET ASSETS	(2,880,598)	(14,598,213)	(393,647)	551,939	(27,984)	155,540
NET ASSETS
Beginning of Year or Period	61,935,745	76,533,958	4,894,225	4,342,286	235,337	79,797
End of Year or Period	$59,055,147	$61,935,745	$4,500,578	$4,894,225	$207,353	$235,337

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($49,900)	($93,176)	($63,640)	($116,195)	($40,776)	($82,174)
Realized gain on investments	297,396	339,585	525,926	113,490	580,655	71,364
Change in net unrealized appreciation (depreciation) on investments	118,185	1,608,696	129,075	2,550,266	(229,406)	1,866,887
Net Increase in Net Assets Resulting from Operations	365,681	1,855,105	591,361	2,547,561	310,473	1,856,077
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,038	5,300	92,553	75,241	6,594	43,314
Transfers between variable and fixed accounts, net	(357,255)	(47,570)	(1,226,844)	798,880	(1,666,662)	1,348,490
Contract charges and deductions	(34,359)	(28,412)	(99,159)	(224,605)	(128,039)	(172,623)
Surrenders	(139,295)	(665,008)	(285,068)	(568,221)	(512,855)	(634,670)
Other	295	1,225	373	1,922	357	499
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(518,576)	(734,465)	(1,518,145)	83,217	(2,300,605)	585,010
NET INCREASE (DECREASE) IN NET ASSETS	(152,895)	1,120,640	(926,784)	2,630,778	(1,990,132)	2,441,087
NET ASSETS
Beginning of Year or Period	8,208,890	7,088,250	10,744,346	8,113,568	7,832,487	5,391,400
End of Year or Period	$8,055,995	$8,208,890	$9,817,562	$10,744,346	$5,842,355	$7,832,487

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($53,195)	($104,432)	($384,649)	($744,316)	($29,674)	($56,561)
Realized gain on investments	282,212	268,435	2,176,086	3,509,784	222,089	265,839
Change in net unrealized appreciation (depreciation) on investments	159,412	1,918,018	2,044,158	12,877,190	(187,935)	1,047,350
Net Increase in Net Assets Resulting from Operations	388,429	2,082,021	3,835,595	15,642,658	4,480	1,256,628
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,954	62,925	279,606	545,150	9,881	17,062
Transfers between variable and fixed accounts, net	(165,606)	(297,248)	49,021	(495,158)	(129,521)	(116,704)
Contract charges and deductions	(202,750)	(102,744)	(818,557)	(1,488,630)	(34,106)	(47,523)
Surrenders	(503,418)	(541,119)	(2,903,212)	(4,952,845)	(176,757)	(448,410)
Other	339	1,221	3,498	2,446	32	434
Net Decrease in Net Assets Derived from Contract Owner Transactions	(861,481)	(876,965)	(3,389,644)	(6,389,037)	(330,471)	(595,141)
NET INCREASE (DECREASE) IN NET ASSETS	(473,052)	1,205,056	445,951	9,253,621	(325,991)	661,487
NET ASSETS
Beginning of Year or Period	9,051,055	7,845,999	63,221,550	53,967,929	4,971,352	4,309,865
End of Year or Period	$8,578,003	$9,051,055	$63,667,501	$63,221,550	$4,645,361	$4,971,352

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($407,681)	($787,139)	($26,314)	($55,645)	($104,046)	($198,767)
Realized gain on investments	991,965	434,191	6,017	349,929	688,885	356,465
Change in net unrealized appreciation (depreciation) on investments	791,073	18,258,759	(4,650)	1,043,830	405,726	4,030,945
Net Increase (Decrease) in Net Assets Resulting from Operations	1,375,357	17,905,811	(24,947)	1,338,114	990,565	4,188,643
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	150,405	550,641	45,030	21,036	25,684	383,068
Transfers between variable and fixed accounts, net	(1,126,871)	(2,870,791)	55,927	(1,804,257)	(651,742)	563,164
Contract charges and deductions	(1,078,201)	(1,720,398)	(18,776)	(52,367)	(208,482)	(453,711)
Surrenders	(2,703,311)	(5,701,294)	(114,675)	(268,950)	(496,958)	(1,233,517)
Other	1,210	3,400	(35)	1,399	398	1,836
Net Decrease in Net Assets Derived from Contract Owner Transactions	(4,756,768)	(9,738,442)	(32,529)	(2,103,139)	(1,331,100)	(739,160)
NET INCREASE (DECREASE) IN NET ASSETS	(3,381,411)	8,167,369	(57,476)	(765,025)	(340,535)	3,449,483
NET ASSETS
Beginning of Year or Period	68,447,076	60,279,707	4,222,062	4,987,087	17,257,377	13,807,894
End of Year or Period	$65,065,665	$68,447,076	$4,164,586	$4,222,062	$16,916,842	$17,257,377

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($10,226)	($17,288)	($468,854)	($905,117)	($100,263)	($186,421)
Realized gain on investments	89	19,657	1,828,438	2,284,465	228,669	330,238
Change in net unrealized appreciation on investments	116,247	384,269	2,734,217	17,738,837	607,871	4,267,809
Net Increase in Net Assets Resulting from Operations	106,110	386,638	4,093,801	19,118,185	736,277	4,411,626
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,753	4,320	178,593	480,468	36,305	160,407
Transfers between variable and fixed accounts, net	14,391	459,416	(1,149,204)	(3,029,276)	(651,685)	319,984
Contract charges and deductions	(23,040)	(2,572)	(1,136,995)	(1,502,139)	(180,960)	(342,968)
Surrenders	(45,729)	(141,700)	(2,826,266)	(5,555,288)	(839,539)	(1,144,365)
Other	(51)	(42)	2,921	1,310	540	2,726
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(51,676)	319,422	(4,930,951)	(9,604,925)	(1,635,339)	(1,004,216)
NET INCREASE (DECREASE) IN NET ASSETS	54,434	706,060	(837,150)	9,513,260	(899,062)	3,407,410
NET ASSETS
Beginning of Year or Period	1,675,887	969,827	77,568,849	68,055,589	16,942,520	13,535,110
End of Year or Period	$1,730,321	$1,675,887	$76,731,699	$77,568,849	$16,043,458	$16,942,520

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($46,992)	($93,894)	($21,280)	($30,690)	($12,627)	($18,223)
Realized gain (loss) on investments	370,663	409,555	104,441	(5,993)	12,437	30,087
Change in net unrealized appreciation (depreciation) on investments	(79,169)	1,711,232	203,340	627,548	63,910	414,553
Net Increase in Net Assets Resulting from Operations	244,502	2,026,893	286,501	590,865	63,720	426,417
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,558	44,675	4,765	24,648	12,925	16,502
Transfers between variable and fixed accounts, net	(662,116)	(504,135)	(479,918)	2,001,987	(149,646)	924,017
Contract charges and deductions	(48,582)	(87,880)	(97,990)	(8,973)	(73,345)	(8,833)
Surrenders	(212,201)	(554,282)	(195,713)	(122,057)	(48,556)	(269,104)
Other	131	632	(31)	(221)	(2)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(905,210)	(1,100,990)	(768,887)	1,895,384	(258,624)	662,580
NET INCREASE (DECREASE) IN NET ASSETS	(660,708)	925,903	(482,386)	2,486,249	(194,904)	1,088,997
NET ASSETS
Beginning of Year or Period	8,201,651	7,275,748	3,518,436	1,032,187	2,173,653	1,084,656
End of Year or Period	$7,540,943	$8,201,651	$3,036,050	$3,518,436	$1,978,749	$2,173,653

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($56,662)	($109,670)	($86,380)	($170,810)	($41,840)	($78,692)
Realized gain on investments	290,125	228,673	1,375,034	267,067	219,588	19,680
Change in net unrealized appreciation (depreciation) on investments	(444,629)	2,293,393	(1,007,244)	4,117,284	208,799	1,704,339
Net Increase (Decrease) in Net Assets Resulting from Operations	(211,166)	2,412,396	281,410	4,213,541	386,547	1,645,327
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,395	71,231	63,838	166,143	10,218	72,594
Transfers between variable and fixed accounts, net	(386,021)	473,203	(1,910,383)	552,170	(181,656)	368,878
Contract charges and deductions	(158,929)	(173,287)	(112,707)	(306,122)	(40,830)	(68,914)
Surrenders	(248,548)	(1,007,602)	(731,433)	(939,700)	(524,055)	(368,265)
Other	23	667	240	(51)	192	765
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(787,080)	(635,788)	(2,690,445)	(527,560)	(736,131)	5,058
NET INCREASE (DECREASE) IN NET ASSETS	(998,246)	1,776,608	(2,409,035)	3,685,981	(349,584)	1,650,385
NET ASSETS
Beginning of Year or Period	9,653,582	7,876,974	15,581,681	11,895,700	7,092,570	5,442,185
End of Year or Period	$8,655,336	$9,653,582	$13,172,646	$15,581,681	$6,742,986	$7,092,570

	Value Advantage (2)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,389)	($501)	($73,814)	($126,202)	($58,559)	($108,812)
Realized gain on investments	4,922	31	567,876	160,124	14,521	662,527
Change in net unrealized appreciation (depreciation) on investments	12,142	12,946	196,011	4,169,243	1,440,322	(501,605)
Net Increase in Net Assets Resulting from Operations	15,675	12,476	690,073	4,203,165	1,396,284	52,110
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	26,013	91,051	125,989	94,235
Transfers between variable and fixed accounts, net	406,311	134,568	(1,447,201)	1,750,470	2,704,376	(575,277)
Contract charges and deductions	(183)	(176)	(64,417)	(140,387)	(151,634)	(141,052)
Surrenders	(3,369)	(4,490)	(333,230)	(827,090)	(341,377)	(739,949)
Other	(17)	(13)	117	(56)	374	(277)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	402,742	129,889	(1,818,718)	873,988	2,337,728	(1,362,320)
NET INCREASE (DECREASE) IN NET ASSETS	418,417	142,365	(1,128,645)	5,077,153	3,734,012	(1,310,210)
NET ASSETS
Beginning of Year or Period	142,365	-	12,016,391	6,939,238	7,328,122	8,638,332
End of Year or Period	$560,782	$142,365	$10,887,746	$12,016,391	$11,062,134	$7,328,122

(1) Unaudited.

(2) Operations commenced on August 15, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($11,144)	($20,912)	($100,465)	($213,288)	($75,362)	($150,464)
Realized gain on investments	8,087	144,428	581,512	1,778,894	197,470	466,208
Change in net unrealized appreciation (depreciation) on investments	175,999	201,815	365,914	(371,524)	96,753	1,569,764
Net Increase in Net Assets Resulting from Operations	172,942	325,331	846,961	1,194,082	218,861	1,885,508
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,439	16,360	35,087	103,929	17,281	53,265
Transfers between variable and fixed accounts, net	11,097	(33,506)	93,360	(1,675,000)	(186,740)	(824,617)
Contract charges and deductions	(39,828)	(108,625)	(106,786)	(657,378)	(108,888)	(169,099)
Surrenders	(45,698)	(330,900)	(563,295)	(1,861,709)	(451,894)	(1,002,879)
Other	8	(120)	281	841	266	1,660
Net Decrease in Net Assets Derived from Contract Owner Transactions	(70,982)	(456,791)	(541,353)	(4,089,317)	(729,975)	(1,941,670)
NET INCREASE (DECREASE) IN NET ASSETS	101,960	(131,460)	305,608	(2,895,235)	(511,114)	(56,162)
NET ASSETS
Beginning of Year or Period	1,780,061	1,911,521	16,808,772	19,704,007	12,655,757	12,711,919
End of Year or Period	$1,882,021	$1,780,061	$17,114,380	$16,808,772	$12,144,643	$12,655,757

	International Small-Cap		International Value		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($10,027)	($16,058)	($212,393)	($431,157)	($270)	($347)
Realized gain (loss) on investments	(12,343)	109,760	223,001	(65,094)	(213)	(240)
Change in net unrealized appreciation (depreciation) on investments	78,749	209,795	174,356	6,870,131	(762)	(450)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,379	303,497	184,964	6,373,880	(1,245)	(1,037)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,162	13,451	87,049	335,186	-	-
Transfers between variable and fixed accounts, net	600,050	(552,606)	(76,937)	(1,219,536)	(4,872)	47,337
Contract charges and deductions	(4,310)	(20,678)	(502,520)	(902,665)	(33)	(72)
Surrenders	(21,938)	(81,402)	(1,647,253)	(2,683,786)	(290)	(357)
Other	81	384	904	754	-	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	648,045	(640,851)	(2,138,757)	(4,470,047)	(5,195)	46,906
NET INCREASE (DECREASE) IN NET ASSETS	704,424	(337,354)	(1,953,793)	1,903,833	(6,440)	45,869
NET ASSETS
Beginning of Year or Period	1,071,213	1,408,567	35,922,529	34,018,696	48,932	3,063
End of Year or Period	$1,775,637	$1,071,213	$33,968,736	$35,922,529	$42,492	$48,932

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Global Absolute Return		Precious Metals		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($766)	($1,306)	($928)	($320)	($66,358)	($81,720)
Realized gain (loss) on investments	29	(8,366)	417	(10,978)	(470)	8,432
Change in net unrealized appreciation (depreciation) on investments	2,185	351	29,191	(1,914)	436,638	1,353,967
Net Increase (Decrease) in Net Assets Resulting from Operations	1,448	(9,321)	28,680	(13,212)	369,810	1,280,679
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	6,595	1,621	48	60,956	6,774
Transfers between variable and fixed accounts, net	16,610	113,914	23,469	96,485	1,679,113	7,140,247
Contract charges and deductions	(104)	(190)	(138)	(56)	(131,196)	(109,619)
Surrenders	(3,720)	(3,539)	(756)	(178)	(154,931)	(1,523,905)
Other	-	8	(5)	(4)	1,179	(322)
Net Increase in Net Assets Derived from Contract Owner Transactions	12,786	116,788	24,191	96,295	1,455,121	5,513,175
NET INCREASE IN NET ASSETS	14,234	107,467	52,871	83,083	1,824,931	6,793,854
NET ASSETS
Beginning of Year or Period	115,833	8,366	89,547	6,464	9,559,454	2,765,600
End of Year or Period	$130,067	$115,833	$142,418	$89,547	$11,384,385	$9,559,454

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($4,573)	($9,667)	($24,686)	($41,516)	($22,099)	($40,993)
Realized gain on investments	2,353	9,748	1,980	2,733	547	40,801
Change in net unrealized appreciation on investments	31,837	62,487	199,853	454,772	190,475	581,728
Net Increase in Net Assets Resulting from Operations	29,617	62,568	177,147	415,989	168,923	581,536
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	236	79	9,352	559	24,573	74,879
Transfers between variable and fixed accounts, net	171,263	(27,006)	168,883	991,568	103,427	(65,442)
Contract charges and deductions	(1,700)	(125,422)	(4,845)	(85,391)	(7,083)	(9,062)
Surrenders	(16,649)	(90,009)	(65,014)	(224,946)	(54,747)	(155,014)
Other	(20)	5	(15)	(76)	(10)	(25)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	153,130	(242,353)	108,361	681,714	66,160	(154,664)
NET INCREASE (DECREASE) IN NET ASSETS	182,747	(179,785)	285,508	1,097,703	235,083	426,872
NET ASSETS
Beginning of Year or Period	718,659	898,444	3,926,412	2,828,709	3,467,603	3,040,731
End of Year or Period	$901,406	$718,659	$4,211,920	$3,926,412	$3,702,686	$3,467,603

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($268,827)	($598,748)	($371,000)	($804,320)	($1,123,398)	($2,262,700)
Realized gain on investments	384,613	573,813	742,525	884,635	1,088,758	1,939,461
Change in net unrealized appreciation on investments	1,300,594	863,535	1,826,566	4,195,048	7,640,261	19,662,880
Net Increase in Net Assets Resulting from Operations	1,416,380	838,600	2,198,091	4,275,363	7,605,621	19,339,641
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	299,951	226,154	315,141	405,721	430,112	1,463,204
Transfers between variable and fixed accounts, net	(1,774,586)	(2,965,867)	(1,374,225)	(2,902,442)	1,023,080	71,326
Contract charges and deductions	(1,004,985)	(1,487,756)	(1,231,680)	(1,978,610)	(1,181,436)	(3,489,517)
Surrenders	(749,556)	(3,153,434)	(2,349,260)	(4,370,158)	(5,205,515)	(12,653,376)
Other	(184)	338	159	2,055	(1,901)	1,200
Net Decrease in Net Assets Derived from Contract Owner Transactions	(3,229,360)	(7,380,565)	(4,639,865)	(8,843,434)	(4,935,660)	(14,607,163)
NET INCREASE (DECREASE) IN NET ASSETS	(1,812,980)	(6,541,965)	(2,441,774)	(4,568,071)	2,669,961	4,732,478
NET ASSETS
Beginning of Year or Period	44,703,464	51,245,429	62,039,793	66,607,864	182,621,680	177,889,202
End of Year or Period	$42,890,484	$44,703,464	$59,598,019	$62,039,793	$185,291,641	$182,621,680

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($752,133)	($1,484,307)	($301,570)	($584,169)	($14,909)	($8,278)
Realized gain on investments	1,541,093	1,342,109	508,289	652,853	140,848	376,868
Change in net unrealized appreciation (depreciation) on investments	4,617,587	17,774,762	2,249,252	8,210,567	(6,296)	(445,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,406,547	17,632,564	2,455,971	8,279,251	119,643	(77,237)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	166,882	1,426,146	477,708	449,456	22,858	76,431
Transfers between variable and fixed accounts, net	(29,450)	450,965	(636,264)	(1,650,977)	(1,487,698)	(3,750,100)
Contract charges and deductions	(712,380)	(1,742,551)	(80,653)	(251,371)	(22,608)	(57,305)
Surrenders	(5,901,045)	(9,532,352)	(1,563,738)	(2,740,444)	(66,844)	(770,190)
Other	(524)	(1,300)	(1,682)	(897)	(409)	192
Net Decrease in Net Assets Derived from Contract Owner Transactions	(6,476,517)	(9,399,092)	(1,804,629)	(4,194,233)	(1,554,701)	(4,500,972)
NET INCREASE (DECREASE) IN NET ASSETS	(1,069,970)	8,233,472	651,342	4,085,018	(1,435,058)	(4,578,209)
NET ASSETS
Beginning of Year or Period	123,512,794	115,279,322	49,065,556	44,980,538	3,283,831	7,862,040
End of Year or Period	$122,442,824	$123,512,794	$49,716,898	$49,065,556	$1,848,773	$3,283,831

(1) Unaudited

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2014 (1)	Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Period Ended December 31, 2013

	American Century VP Mid Cap Value Class II (2)		American Funds IS Global Growth Fund Class 4 (3)		American Funds IS International Fund Class 4 (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$884	$261	($56)	$85	($14)
Realized gain (loss) on investments	25,153	2,546	3,162	(3)	-
Change in net unrealized appreciation (depreciation) on investments	13,668	33,443	(2,178)	322	321
Net Increase in Net Assets Resulting from Operations	39,705	36,250	928	404	307
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,180	29,840	-	-	-
Transfers between variable and fixed accounts, net	281,796	298,749	24,620	10,092	11,812
Contract charges and deductions	(355)	(375)	(22)	(2)	(3)
Surrenders	(3,019)	(5,487)	-	(991)	-
Other	(29)	(20)	(3)	-	(2)
Net Increase in Net Assets Derived from Contract Owner Transactions	280,573	322,707	24,595	9,099	11,807
NET INCREASE IN NET ASSETS	320,278	358,957	25,523	9,503	12,114
NET ASSETS
Beginning of Year or Period	358,957	-	9,503	-	-
End of Year or Period	$679,235	$358,957	$35,026	$9,503	$12,114

	American Funds IS International Growth and Income Fund Class 4 (3)		American Funds IS Managed Risk Asset Allocation Fund Class P2 (4)		American Funds IS New World Fund Class 4 (5)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($690)	$625	($48)		($18)	$12
Realized gain (loss) on investments	2,941	405	1		5,414	-
Change in net unrealized appreciation (depreciation) on investments	6,461	(328)	1,003		(1,797)	8
Net Increase in Net Assets Resulting from Operations	8,712	702	956		3,599	20
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	400	-	-		6	3
Transfers between variable and fixed accounts, net	284,232	25,378	32,241		56,819	1,190
Contract charges and deductions	(95)	(5)	(8)		(20)	-
Surrenders	(2,045)	-	-		(1,205)	-
Other	(27)	-	(1)		(5)	-
Net Increase in Net Assets Derived from Contract Owner Transactions	282,465	25,373	32,232		55,595	1,193
NET INCREASE IN NET ASSETS	291,177	26,075	33,188		59,194	1,213
NET ASSETS
Beginning of Year or Period	26,075	-	-		1,213	-
End of Year or Period	$317,252	$26,075	$33,188		$60,407	$1,213

(1) Unaudited.

(2) Operations commenced on March 12, 2013.

(3) Operations commenced on November 18, 2013.

(4) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(5) Operations commenced on November 1, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year Ended December 31, 2013	Period Ended June 30, 2014 (1)	Period Ended December 31, 2013

	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (2)		BlackRock Global Allocation V.I. Class III		Fidelity VIP Contrafund Service Class 2 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($319)	$-	($116,625)	($36,056)	($9,820)	$1,840
Realized gain (loss) on investments	4	-	5,320	969,830	(1,722)	2,055
Change in net unrealized appreciation (depreciation) on investments	3,099	-	649,855	1,330,293	105,884	168,375
Net Increase (Decrease) in Net Assets Resulting from Operations	2,784	-	538,550	2,264,067	94,342	172,270
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	30,781	31,763	7,445	9
Transfers between variable and fixed accounts, net	126,178	39,947	379,303	(35,639)	340,501	1,254,427
Contract charges and deductions	(74)	-	(255,436)	(231,261)	(23,113)	(1,022)
Surrenders	-	-	(519,557)	(1,333,678)	(18,345)	(10,478)
Other	(12)	-	(44)	(11)	(14)	(48)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	126,092	39,947	(364,953)	(1,568,826)	306,474	1,242,888
NET INCREASE IN NET ASSETS	128,876	39,947	173,597	695,241	400,816	1,415,158
NET ASSETS
Beginning of Year or Period	39,947	-	18,932,388	18,237,147	1,415,158	-
End of Year or Period	$168,823	$39,947	$19,105,985	$18,932,388	$1,815,974	$1,415,158

	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Money Market Service Class (4)		Fidelity VIP Strategic Income Service Class 2 (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($570)	($10)	($22,607)		($486)
Realized gain (loss) on investments	1,172	2,803	-		6
Change in net unrealized appreciation (depreciation) on investments	3,364	5,469	-		4,476
Net Increase (Decrease) in Net Assets Resulting from Operations	3,966	8,262	(22,607)		3,996
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	543		-
Transfers between variable and fixed accounts, net	47,890	29,043	11,231,446		205,803
Contract charges and deductions	(227)	(588)	(8,602)		(62)
Surrenders	(2,023)	(3,548)	(101,077)		(817)
Other	(1)	-	(380)		(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	45,639	24,907	11,121,930		204,915
NET INCREASE IN NET ASSETS	49,605	33,169	11,099,323		208,911
NET ASSETS
Beginning of Year or Period	72,807	39,638	-		-
End of Year or Period	$122,412	$72,807	$11,099,323		$208,911

(1) Unaudited.

(2) Operations commenced on December 31, 2013.

(3) Operations commenced on January 4, 2013.

(4) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013	Period Ended June 30, 2014 (1)	Year/Period Ended December 31, 2013

	First Trust/Dow Jones Dividend & Income Allocation Class I		Franklin Founding Funds Allocation VIP Class 4		Franklin Mutual Global Discovery VIP Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($441)	($79)	$87,567	$168,406	($6,803)	$3,913
Realized gain on investments	13	1,016	4,218	319,664	169	29,228
Change in net unrealized appreciation (depreciation) on investments	3,250	3,861	116,621	(103,735)	87,143	33,731
Net Increase in Net Assets Resulting from Operations	2,822	4,798	208,406	384,335	80,509	66,872
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	11,969	4,509	5,111	4,791	-
Transfers between variable and fixed accounts, net	-	28,147	1,749,336	397,319	911,555	741,594
Contract charges and deductions	(62)	(79)	(7,289)	(10,316)	(36,023)	(572)
Surrenders	-	-	(36,466)	(171,459)	(9,773)	(10,125)
Other	(1)	(2)	(92)	(35)	(45)	(54)
Net Increase (decrease) in Net Assets Derived from Contract Owner Transactions	(63)	40,035	1,709,998	220,620	870,505	730,843
NET INCREASE IN NET ASSETS	2,759	44,833	1,918,404	604,955	951,014	797,715
NET ASSETS
Beginning of Year or Period	70,327	25,494	2,236,889	1,631,934	797,715	-
End of Year or Period	$73,086	$70,327	$4,155,293	$2,236,889	$1,748,729	$797,715

	Franklin Rising Dividends VIP Class 2 (3)		Templeton Global Bond VIP Class 2 (4)		GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,213	$2,674	$48,892	$13,446	($6,328)	$315
Realized gain (loss) on investments	38,598	1,717	(6,205)	187	(569)	49,722
Change in net unrealized appreciation (depreciation) on investments	15,242	67,374	(19,686)	(13,613)	52,425	67,493
Net Increase in Net Assets Resulting from Operations	73,053	71,765	23,001	20	45,528	117,530
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,272	-	2,417	39,193	118	252
Transfers between variable and fixed accounts, net	1,268,974	689,630	337,672	798,110	212,818	39,203
Contract charges and deductions	(1,084)	(994)	(21,989)	(995)	(2,666)	(3,853)
Surrenders	(15,637)	(7,769)	(10,843)	(83,894)	(8,622)	(48,569)
Other	(49)	(43)	(28)	(31)	(11)	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,272,476	680,824	307,229	752,383	201,637	(12,977)
NET INCREASE IN NET ASSETS	1,345,529	752,589	330,230	752,403	247,165	104,553
NET ASSETS
Beginning of Year or Period	752,589	-	752,403	-	995,420	890,867
End of Year or Period	$2,098,118	$752,589	$1,082,633	$752,403	$1,242,585	$995,420

(1) Unaudited.

(2) Operations commenced on February 19, 2013.

(3) Operations commenced on February 14, 2013.

(4) Operations commenced on January 22, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013

	Ivy Funds VIP Asset Strategy (2)		Janus Aspen Series Balanced Service Shares (3)		Lord Abbett Bond Debenture Class VC (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$107		$11,849	$5,248	($2,475)	$12,430
Realized gain (loss) on investments	4,191		73,190	32,739	(1,863)	9,171
Change in net unrealized appreciation (depreciation) on investments	(3,253)		30,917	76,810	23,208	(10,004)
Net Increase in Net Assets Resulting from Operations	1,045		115,956	114,797	18,870	11,597
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-	-	1,597	-
Transfers between variable and fixed accounts, net	32,241		249,404	2,497,458	204,556	295,810
Contract charges and deductions	(8)		(9,775)	(3,139)	(5,776)	(384)
Surrenders	-		(58,241)	(27,044)	(3,689)	(12,891)
Other	(1)		(24)	(175)	(20)	(9)
Net Increase in Net Assets Derived from Contract Owner Transactions	32,232		181,364	2,467,100	196,668	282,526
NET INCREASE IN NET ASSETS	33,277		297,320	2,581,897	215,538	294,123
NET ASSETS
Beginning of Year or Period	-		2,581,897	-	294,123	-
End of Year or Period	$33,277		$2,879,217	$2,581,897	$509,661	$294,123

	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (5)		PIMCO All Asset All Authority - Advisor Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,239)	$462	($2,581)	$417	$92
Realized gain (loss) on investments	2,104	2,517	265	84	-
Change in net unrealized appreciation on investments	23,538	49,827	84,798	1,101	770
Net Increase in Net Assets Resulting from Operations	22,403	52,806	82,482	1,602	862
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	2,494	15,000	-	-
Transfers between variable and fixed accounts, net	49,185	352,180	1,125,254	21,315	124,615
Contract charges and deductions	(617)	(964)	(11,497)	(224)	(16)
Surrenders	(3,533)	(34,190)	(5,113)	(438)	-
Other	(1)	(19)	(65)	-	(8)
Net Increase in Net Assets Derived from Contract Owner Transactions	45,034	319,501	1,123,579	20,653	124,591
NET INCREASE IN NET ASSETS	67,437	372,307	1,206,061	22,255	125,453
NET ASSETS
Beginning of Year or Period	537,363	165,056	22,255	-	-
End of Year or Period	$604,800	$537,363	$1,228,316	$22,255	$125,453

(1) Unaudited.

(2) Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

(3) Operations commenced on April 12, 2013 (See Note 1 in Notes to Financial Statements).

(4) Operations commenced on February 7, 2013.

(5) Operations commenced on February 4, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2014 (1)	2013	2014 (1)	2013	2014 (1)	2013
	PIMCO CommodityRealReturn		PIMCO Global Multi-Asset		Van Eck VIP
	Strategy - Advisor Class (2)		Managed Allocation - Advisor Class		Global Hard Assets Class S (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($41)	($23)	($623)	$42,813	($1,145)	($1,080)
Realized gain (loss) on investments	(84)	(288)	(19,941)	(93,742)	1,528	(3,941)
Change in net unrealized appreciation (depreciation) on investments	732	(241)	82,333	(161,738)	24,069	11,368
Net Increase (decrease) in Net Assets Resulting from Operations	607	(552)	61,769	(212,667)	24,452	6,347
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	1,928	3,088	-	-
Transfers between variable and fixed accounts, net	3,298	5,739	(247,602)	(768,794)	41,784	154,061
Contract charges and deductions	(6)	(6)	(20,070)	(6,814)	(22,300)	(134)
Surrenders	(673)	(10)	(13,768)	(191,008)	(4,789)	(3,180)
Other	(1)	-	25	28	(3)	(4)
Net Increase (decrease) in Net Assets Derived from Contract Owner Transactions	2,618	5,723	(279,487)	(963,500)	14,692	150,743
NET INCREASE (DECREASE) IN NET ASSETS	3,225	5,171	(217,718)	(1,176,167)	39,144	157,090
NET ASSETS
Beginning of Year or Period	5,171	-	1,431,165	2,607,332	157,090	-
End of Year or Period	$8,396	$5,171	$1,213,447	$1,431,165	$196,234	$157,090

(1) Unaudited.

(2) Operations commenced on February 5, 2013.

(3) Operations commenced on January 22, 2013.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Diversified Bond
01/01/2014 - 06/30/2014(Unaudited)	$13.14	163,783	$2,151,445	0.00%	1.25%	5.03%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
2009	10.72	3,157,660	33,859,752	3.55%	1.25%	12.72%
Floating Rate Income
01/01/2014 - 06/30/2014(Unaudited)	$10.27	75,579	$776,308	0.00%	1.25%	1.31%
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
01/01/2014 - 06/30/2014(Unaudited)	$9.95	254,516	$2,532,395	0.00%	1.25%	0.90%
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
2009	8.34	1,930,879	16,110,114	4.68%	1.25%	22.76%
High Yield Bond
01/01/2014 - 06/30/2014(Unaudited)	$45.93	598,245	$27,478,267	0.00%	1.25%	4.48%
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
2009	31.56	1,498,986	47,305,416	8.04%	1.25%	38.14%
Inflation Managed
01/01/2014 - 06/30/2014(Unaudited)	$38.41	595,762	$22,884,216	0.00%	1.25%	5.75%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
2009	31.36	2,894,117	90,764,171	3.98%	1.25%	19.30%
Inflation Strategy
01/01/2014 - 06/30/2014(Unaudited)	$10.38	22,793	$236,646	0.00%	1.25%	3.97%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
01/01/2014 - 06/30/2014(Unaudited)	$40.99	1,440,579	$59,055,147	0.00%	1.25%	2.67%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
2009	34.26	4,069,186	139,414,784	6.63%	1.25%	19.51%
Short Duration Bond
01/01/2014 - 06/30/2014(Unaudited)	$11.06	406,758	$4,500,578	0.00%	1.25%	0.36%
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
2009	10.73	2,392,610	25,662,985	2.93%	1.25%	7.31%
Emerging Markets Debt
01/01/2014 - 06/30/2014(Unaudited)	$10.71	19,357	$207,353	0.00%	1.25%	5.70%
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
American Funds Growth
01/01/2014 - 06/30/2014(Unaudited)	$18.40	437,894	$8,055,995	0.00%	1.25%	4.74%
2013	17.57	467,343	8,208,890	0.00%	1.25%	28.02%
2012	13.72	516,622	7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010(5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
2009	10.76	1,953,330	21,010,534	0.11%	1.25%	37.14%

See Notes to Financial Statements	F-22	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
American Funds Growth-Income
01/01/2014 - 06/30/2014(Unaudited)	$17.19	570,966	$9,817,562	0.00%	1.25%	6.13%
2013	16.20	663,178	10,744,346	0.00%	1.25%	31.34%
2012	12.34	657,753	8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010(5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
2009	10.08	2,722,673	27,441,185	1.18%	1.25%	29.11%
Comstock
01/01/2014 - 06/30/2014(Unaudited)	$16.47	354,642	$5,842,355	0.00%	1.25%	5.81%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
2009	9.01	3,551,562	32,009,797	1.41%	1.25%	27.08%
Dividend Growth
01/01/2014 - 06/30/2014(Unaudited)	$17.29	496,235	$8,578,003	0.00%	1.25%	4.74%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
2009	10.18	1,309,439	13,325,042	1.39%	1.25%	30.76%
Equity Index
01/01/2014 - 06/30/2014(Unaudited)	$59.52	1,069,703	$63,667,501	0.00%	1.25%	6.33%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
2009	32.96	3,139,035	103,465,005	1.78%	1.25%	24.79%
Focused Growth
01/01/2014 - 06/30/2014(Unaudited)	$17.16	270,698	$4,645,361	0.00%	1.25%	0.23%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
2009	10.98	929,056	10,201,671	0.00%	1.25%	48.56%
Growth
01/01/2014 - 06/30/2014(Unaudited)	$53.79	1,209,670	$65,065,665	0.00%	1.25%	2.16%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
2009	33.38	2,733,071	91,223,474	1.06%	1.25%	35.58%
Large-Cap Growth
01/01/2014 - 06/30/2014(Unaudited)	$10.60	393,023	$4,164,586	0.00%	1.25%	(0.06%)
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
2009	5.92	3,284,127	19,455,329	0.07%	1.25%	38.75%
Large-Cap Value
01/01/2014 - 06/30/2014(Unaudited)	$22.10	765,638	$16,916,842	0.00%	1.25%	6.14%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
2009	12.44	4,475,859	55,701,254	2.07%	1.25%	21.60%
Long/Short Large-Cap
01/01/2014 - 06/30/2014(Unaudited)	$14.61	118,459	$1,730,321	0.00%	1.25%	6.76%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
2009	8.25	2,434,755	20,077,823	0.84%	1.25%	25.98%

See Notes to Financial Statements	F-23	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Main Street Core
01/01/2014 - 06/30/2014(Unaudited)	$51.22	1,498,156	$76,731,699	0.00%	1.25%	5.58%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
2009	28.34	2,281,914	64,672,468	1.44%	1.25%	27.75%
Mid-Cap Equity
01/01/2014 - 06/30/2014(Unaudited)	$31.92	502,599	$16,043,458	0.00%	1.25%	4.97%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
2009	18.71	2,171,221	40,631,358	0.98%	1.25%	37.92%
Mid-Cap Growth
01/01/2014 - 06/30/2014(Unaudited)	$13.68	551,115	$7,540,943	0.00%	1.25%	3.36%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
2009	7.91	2,714,633	21,485,026	0.35%	1.25%	57.35%
Mid-Cap Value
01/01/2014 - 06/30/2014(Unaudited)	$23.87	127,215	$3,036,050	0.00%	1.25%	9.08%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,251,900	16,432,926	1.00%	1.25%	31.26%
Small-Cap Equity
01/01/2014 - 06/30/2014(Unaudited)	$23.66	83,641	$1,978,749	0.00%	1.25%	3.58%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
2009	13.18	792,321	10,439,659	0.69%	1.25%	28.60%
Small-Cap Growth
01/01/2014 - 06/30/2014(Unaudited)	$17.60	491,714	$8,655,336	0.00%	1.25%	(1.65%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
2009	10.20	1,608,775	16,406,069	0.00%	1.25%	45.61%
Small-Cap Index
01/01/2014 - 06/30/2014(Unaudited)	$26.26	501,568	$13,172,646	0.00%	1.25%	2.30%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
2009	13.92	1,057,562	14,722,923	1.14%	1.25%	26.60%
Small-Cap Value
01/01/2014 - 06/30/2014(Unaudited)	$35.45	190,198	$6,742,986	0.00%	1.25%	6.09%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
2009	18.61	693,576	12,910,736	2.41%	1.25%	25.60%
Value Advantage
01/01/2014 - 06/30/2014(Unaudited)	$12.45	45,036	$560,782	0.00%	1.25%	7.49%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Health Sciences
01/01/2014 - 06/30/2014(Unaudited)	$31.82	342,205	$10,887,746	0.00%	1.25%	6.76%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
2009	11.54	317,079	3,658,365	0.12%	1.25%	25.65%

See Notes to Financial Statements	F-24	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Real Estate
01/01/2014 - 06/30/2014(Unaudited)	$46.12	239,858	$11,062,134	0.00%	1.25%	16.73%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
2009	25.36	568,251	14,413,581	2.06%	1.25%	30.63%
Technology
01/01/2014 - 06/30/2014(Unaudited)	$8.07	233,184	$1,882,021	0.00%	1.25%	10.66%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
2009	5.06	718,684	3,633,723	0.00%	1.25%	50.68%
Emerging Markets
01/01/2014 - 06/30/2014(Unaudited)	$36.28	471,674	$17,114,380	0.00%	1.25%	5.26%
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%
2009	26.32	1,586,387	41,746,577	0.88%	1.25%	82.50%
International Large-Cap
01/01/2014 - 06/30/2014(Unaudited)	$13.61	892,339	$12,144,643	0.00%	1.25%	1.95%
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
2009	9.75	4,715,557	45,970,234	1.53%	1.25%	31.95%
International Small-Cap
01/01/2014 - 06/30/2014(Unaudited)	$11.68	152,009	$1,775,637	0.00%	1.25%	5.27%
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
2009	6.96	1,681,809	11,706,762	1.38%	1.25%	28.66%
International Value
01/01/2014 - 06/30/2014(Unaudited)	$19.27	1,763,126	$33,968,736	0.00%	1.25%	0.65%
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
2009	15.71	4,493,350	70,594,800	2.09%	1.25%	26.41%
Currency Strategies
01/01/2014 - 06/30/2014(Unaudited)	$9.81	4,334	$42,492	0.00%	1.25%	(2.87%)
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Global Absolute Return
01/01/2014 - 06/30/2014(Unaudited)	$9.81	13,253	$130,067	0.00%	1.25%	1.05%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Precious Metals
01/01/2014 - 06/30/2014(Unaudited)	$5.50	25,890	$142,418	0.00%	1.25%	27.38%
2013	4.32	20,735	89,547	0.00%	1.25%	(49.47%)
11/08/2012 - 12/31/2012	8.55	756	6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
01/01/2014 - 06/30/2014(Unaudited)	$20.33	559,895	$11,384,385	0.00%	1.25%	3.25%
2013	19.69	485,400	9,559,454	0.00%	1.25%	21.75%
2012	16.18	170,975	2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71,185	913,637	2.64%	1.25%	25.86%

See Notes to Financial Statements	F-25	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
Pacific Dynamix - Conservative Growth
01/01/2014 - 06/30/2014(Unaudited)	$15.23	59,193	$901,406	0.00%	1.25%	4.00%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	32,676	370,226	4.97%	1.25%	12.67%
Pacific Dynamix - Moderate Growth
01/01/2014 - 06/30/2014(Unaudited)	$17.03	247,351	$4,211,920	0.00%	1.25%	4.49%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46,388	550,183	4.63%	1.25%	7.39%
Pacific Dynamix - Growth
01/01/2014 - 06/30/2014(Unaudited)	$18.90	195,953	$3,702,686	0.00%	1.25%	4.77%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27,389	337,729	1.32%	1.25%	20.04%
Portfolio Optimization Conservative
01/01/2014 - 06/30/2014(Unaudited)	$11.28	3,802,428	$42,890,484	0.00%	1.25%	3.33%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
01/01/2014 - 06/30/2014(Unaudited)	$11.73	5,081,798	$59,598,019	0.00%	1.25%	3.77%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
01/01/2014 - 06/30/2014(Unaudited)	$12.07	15,350,325	$185,291,641	0.00%	1.25%	4.27%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
01/01/2014 - 06/30/2014(Unaudited)	$12.39	9,886,166	$122,442,824	0.00%	1.25%	4.60%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
01/01/2014 - 06/30/2014(Unaudited)	$12.54	3,963,682	$49,716,898	0.00%	1.25%	5.13%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2014 - 06/30/2014(Unaudited)	$17.26	107,100	$1,848,773	0.00%	1.25%	5.90%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17,071	215,595	4.54%	1.25%	25.09%
American Century VP Mid Cap Value Class II
01/01/2014 - 06/30/2014(Unaudited)	$13.74	49,428	$679,235	1.67%	1.25%	9.31%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Global Growth Fund Class 4
01/01/2014 - 06/30/2014(Unaudited)	$10.78	3,250	$35,026	0.88%	1.25%	1.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	See Note (6)	1.25%	4.47%
American Funds IS International Fund Class 4 (7)
05/02/2014 - 06/30/2014(Unaudited)	$10.27	1,179	$12,114	0.47%	1.25%	2.59%

See Notes to Financial Statements	F-26	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
American Funds IS International Growth and Income Fund Class 4
01/01/2014 - 06/30/2014 (Unaudited)	$10.74	29,535	$317,252	0.00%	1.25%	4.68%
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (6)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (7)
05/15/2014 - 06/30/2014 (Unaudited)	$10.50	3,160	$33,188	0.07%	1.25%	2.96%
American Funds IS New World Fund Class 4
01/01/2014 - 06/30/2014 (Unaudited)	$10.58	5,710	$60,407	1.11%	1.25%	4.06%
11/01/2013 - 12/31/2013	10.17	119	1,213	See Note (6)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
01/01/2014 - 06/30/2014 (Unaudited)	$10.16	16,623	$168,823	0.56%	1.25%	3.03%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
01/01/2014 - 06/30/2014 (Unaudited)	$12.30	1,552,779	$19,105,985	0.00%	1.25%	2.89%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
2009	9.45	1,853,531	17,510,800	2.36%	1.25%	19.42%
Fidelity VIP Contrafund Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.34	136,084	$1,815,974	0.00%	1.25%	5.92%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$12.44	9,841	$122,412	0.00%	1.25%	4.04%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Money Market Service Class (7)
04/30/2014 - 06/30/2014 (Unaudited)	$9.98	1,112,235	$11,099,323	0.01%	1.25%	(0.21%)
Fidelity VIP Strategic Income Service Class 2 (7)
01/24/2014 - 06/30/2014 (Unaudited)	$10.47	19,962	$208,911	0.00%	1.25%	4.43%
First Trust/Dow Jones Dividend & Income Allocation Class I
01/01/2014 - 06/30/2014 (Unaudited)	$11.99	6,096	$73,086	0.00%	1.25%	4.01%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Founding Funds Allocation VIP Class 4
01/01/2014 - 06/30/2014 (Unaudited)	$13.31	312,250	$4,155,293	7.16%	1.25%	6.72%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
2009	8.49	199,163	1,690,857	3.08%	1.25%	28.45%
Franklin Mutual Global Discovery VIP Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$13.20	132,460	$1,748,729	0.00%	1.25%	6.56%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$12.99	161,563	$2,098,118	4.31%	1.25%	3.59%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
01/01/2014 - 06/30/2014 (Unaudited)	$10.24	105,768	$1,082,633	12.22%	1.25%	2.55%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
01/01/2014 - 06/30/2014 (Unaudited)	$16.97	73,220	$1,242,585	0.00%	1.25%	4.44%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	20,734	259,693	3.64%	1.25%	28.72%

See Notes to Financial Statements	F-27	See explanation of references on page F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratios (2)	Expense Ratios (3)	Total Returns (4)
IVY Funds VIP Asset Strategy (7)
05/15/2014 - 06/30/2014 (Unaudited)	$10.22	3,255	$33,277	3.82%	1.25%	3.24%
Janus Aspen Series Balanced Service Shares
01/01/2014 - 06/30/2014 (Unaudited)	$12.17	236,589	$2,879,217	2.10%	1.25%	4.19%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Lord Abbett Bond Debenture Class VC
01/01/2014 - 06/30/2014 (Unaudited)	$11.16	45,675	$509,661	0.00%	1.25%	4.87%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
MFS Total Return Series - Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$12.79	47,279	$604,800	0.00%	1.25%	4.67%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class
01/01/2014 - 06/30/2014 (Unaudited)	$13.56	90,611	$1,228,316	0.00%	1.25%	16.18%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
PIMCO All Asset All Authority - Advisor Class (7)
05/15/2014 - 06/30/2014 (Unaudited)	$10.24	12,254	$125,453	2.21%	1.25%	1.21%
PIMCO CommodityRealReturn Strategy - Advisor Class
01/01/2014 - 06/30/2014 (Unaudited)	$9.17	915	$8,396	0.23%	1.25%	9.20%
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2014 - 06/30/2014 (Unaudited)	$10.71	113,351	$1,213,447	1.15%	1.25%	5.34%
2013	10.16	140,824	1,431,165	3.24%	1.25%	(9.05%)
2012	11.17	233,329	2,607,332	3.22%	1.25%	7.42%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%
Van Eck VIP Global Hard Assets Class S
01/01/2014 - 06/30/2014 (Unaudited)	$11.99	16,364	$196,234	0.00%	1.25%	12.72%
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, and American Funds IS New World Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 9.01%, 29.26%, and 7.57%, respectively. Prior to annualization, the ratios were 1.06%, 3.45%, and 1.20%, respectively.
(7)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2014 is comprised of eighty-five subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding Portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”). Seventy-five of the eighty-five Variable Accounts are presented in the Schedule of Investments in Section E of this brochure. The remaining ten Variable Accounts had no investments as of June 30, 2014 and therefore are not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission six new Variable Accounts which commenced operations during 2014.

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
American Funds IS International Fund Class 4	May 2, 2014	Fidelity VIP Strategic Income Service Class 2	January 24, 2014
American Funds IS Managed Risk Asset Allocation Fund Class P2	May 15, 2014	Ivy Funds VIP Asset Strategy	May 15, 2014
Fidelity VIP Money Market Service Class	April 30, 2014	PIMCO All Asset All Authority - Advisor Class	May 15, 2014

The following six Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Franklin Founding Funds Allocation VIP Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4
Franklin Mutual Global Discovery VIP Class 2	Mutual Global Discovery Securities Class 2
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2

On November 15, 2013, the net assets of the Class B shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, the underlying Portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account were transferred to the Service Shares of the Janus Aspen Series Balanced Portfolio, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account. In connection with the substitution any units that remained in the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account after the close of business on November 15, 2013 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio and Janus Aspen Series Balanced Portfolio as of the close of business on November 15, 2013.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee from the corresponding Portfolios of PSF at an annual rate of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2014, were as follows:

Variable Accounts	Purchases	Sales

Diversified Bond	$982,813	$911,236
Floating Rate Income	355,113	48,251
Floating Rate Loan	148,293	554,778
High Yield Bond	522,312	2,249,681
Inflation Managed	149,709	2,550,539
Inflation Strategy	67	18,056
Managed Bond	578,859	5,442,388
Short Duration Bond	326,420	766,417
Emerging Markets Debt	56,883	98,767
American Funds Growth	425,479	994,255
American Funds Growth-Income	529,800	2,111,949
Comstock	283,206	2,624,960
Dividend Growth	144,291	1,059,283
Equity Index	1,771,697	5,546,710
Focused Growth	192,352	552,530
Growth	128,047	5,292,978
Large-Cap Growth	697,151	756,036
Large-Cap Value	251,350	1,687,005
Long/Short Large-Cap	94,647	156,498
Main Street Core	40,231	5,440,674
Mid-Cap Equity	1,408,143	3,144,415
Mid-Cap Growth	218,917	1,171,262
Mid-Cap Value	967,494	1,757,640
Small-Cap Equity	206,409	477,659
Small-Cap Growth	746,651	1,590,422
Small-Cap Index	567,728	3,344,721
Small-Cap Value	241,538	1,019,703
Value Advantage	527,813	126,443
Health Sciences	1,192,060	3,084,713
Real Estate	3,105,305	826,521
Technology	308,510	390,645
Emerging Markets	1,875,493	2,517,634
International Large-Cap	372,052	1,177,702
International Small-Cap	1,449,758	811,829
International Value	177,161	2,528,519
Currency Strategies	-	5,465
Global Absolute Return	16,589	4,569
Precious Metals	112,984	89,716
American Funds Asset Allocation	1,908,340	519,472
Pacific Dynamix - Conservative Growth	184,133	35,560
Pacific Dynamix - Moderate Growth	327,285	243,596

Variable Accounts	Purchases	Sales

Pacific Dynamix - Growth	$121,417	$77,344
Portfolio Optimization Conservative	473,738	3,971,897
Portfolio Optimization Moderate-Conservative	843,040	5,853,779
Portfolio Optimization Moderate	2,687,031	8,745,170
Portfolio Optimization Growth	543,554	7,771,671
Portfolio Optimization Aggressive-Growth	576,637	2,682,546
Invesco V.I. Balanced-Risk Allocation Series II	108,327	1,678,002
American Century VP Mid Cap Value Class II	344,978	37,516
American Funds IS Global Growth Fund Class 4	39,881	11,995
American Funds IS International Fund Class 4 (1)	11,821	26
American Funds IS International Growth and Income Fund Class 4	316,410	31,964
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	32,244	59
American Funds IS New World Fund Class 4	115,125	49,401
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	126,644	860
BlackRock Global Allocation V.I. Class III	537,714	1,019,249
Fidelity VIP Contrafund Service Class 2	519,220	222,549
Fidelity VIP FundsManager 60% Service Class 2	50,278	3,938
Fidelity VIP Money Market Service Class (1)	11,502,107	402,403
Fidelity VIP Strategic Income Service Class 2 (1)	205,763	1,325
First Trust/Dow Jones Dividend & Income Allocation Class I	-	503
Franklin Founding Funds Allocation VIP Class 4	1,913,309	112,358
Franklin Mutual Global Discovery VIP Class 2	1,053,681	189,937
Franklin Rising Dividends VIP Class 2	1,395,971	64,496
Templeton Global Bond VIP Class 2	430,097	73,948
GE Investments Total Return Class 3	258,994	63,674
Ivy Funds VIP Asset Strategy (1)	36,598	59
Janus Aspen Series Balanced Service Shares	565,444	300,629
Lord Abbett Bond Debenture Class VC	249,102	54,889
MFS Total Return Series - Service Class	160,626	118,830
MFS Utilities Series - Service Class	1,154,545	33,482
PIMCO All Asset All Authority - Advisor Class (1)	124,805	113
PIMCO CommodityRealReturn Strategy - Advisor Class	4,904	2,326
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	33,425	313,565
Van Eck VIP Global Hard Assets Class S	44,242	30,691

(1)	Operations commenced during 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2014 and for the year or period ended December 31, 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	84,370	(77,545)	6,825	33,573	(89,160)	(55,587)
Floating Rate Income	34,879	(4,471)	30,408	52,848	(7,677)	45,171
Floating Rate Loan (1)	19,566	(58,772)	(39,206)	200,974	(156,137)	44,837
High Yield Bond	25,201	(59,795)	(34,594)	149,183	(228,614)	(79,431)
Inflation Managed	14,339	(74,958)	(60,619)	47,476	(225,501)	(178,025)
Inflation Strategy	10	(1,611)	(1,601)	10,007	(6,641)	3,366
Managed Bond	34,360	(144,974)	(110,614)	106,686	(406,725)	(300,039)
Short Duration Bond	34,843	(71,993)	(37,150)	169,025	(115,613)	53,412
Emerging Markets Debt	5,627	(9,492)	(3,865)	24,846	(8,900)	15,946
American Funds Growth	32,436	(61,885)	(29,449)	58,567	(107,846)	(49,279)
American Funds Growth-Income	42,110	(134,322)	(92,212)	131,089	(125,664)	5,425
Comstock	31,143	(179,565)	(148,422)	219,244	(179,848)	39,396
Dividend Growth	11,947	(64,109)	(52,162)	99,756	(162,214)	(62,458)
Equity Index	46,641	(106,375)	(59,734)	83,468	(210,110)	(126,642)
Focused Growth	15,185	(34,844)	(19,659)	76,106	(117,658)	(41,552)
Growth	11,052	(101,432)	(90,380)	26,046	(243,524)	(217,478)
Large-Cap Growth	80,682	(85,879)	(5,197)	98,015	(338,434)	(240,419)
Large-Cap Value	37,183	(100,522)	(63,339)	154,494	(191,854)	(37,360)
Long/Short Large-Cap	7,927	(11,960)	(4,033)	70,339	(42,445)	27,894
Main Street Core	9,433	(110,308)	(100,875)	32,098	(258,708)	(226,610)
Mid-Cap Equity	53,278	(107,818)	(54,540)	99,422	(141,020)	(41,598)
Mid-Cap Growth	30,644	(99,097)	(68,453)	123,334	(226,166)	(102,832)
Mid-Cap Value	48,397	(81,995)	(33,598)	159,199	(60,769)	98,430
Small-Cap Equity	11,782	(23,307)	(11,525)	74,705	(43,065)	31,640
Small-Cap Growth	53,721	(101,366)	(47,645)	97,815	(140,294)	(42,479)
Small-Cap Index	31,966	(137,355)	(105,389)	112,474	(138,302)	(25,828)
Small-Cap Value	10,596	(32,632)	(22,036)	56,141	(56,983)	(842)
Value Advantage (2)	44,143	(11,397)	32,746	12,707	(417)	12,290
Health Sciences	49,318	(110,306)	(60,988)	174,030	(130,680)	43,350
Real Estate	81,166	(26,784)	54,382	38,858	(73,002)	(34,144)
Technology	45,123	(55,996)	(10,873)	52,083	(125,085)	(73,002)
Emerging Markets	67,719	(83,680)	(15,961)	54,645	(180,921)	(126,276)
International Large-Cap	51,230	(106,894)	(55,664)	98,471	(264,110)	(165,639)
International Small-Cap	132,285	(76,811)	55,474	88,780	(152,819)	(64,039)
International Value	32,881	(146,321)	(113,440)	65,780	(324,788)	(259,008)
Currency Strategies	-	(513)	(513)	5,087	(551)	4,536
Global Absolute Return	1,724	(397)	1,327	31,252	(20,167)	11,085
Precious Metals	23,784	(18,629)	5,155	28,630	(8,651)	19,979
American Funds Asset Allocation	104,078	(29,583)	74,495	417,144	(102,719)	314,425
Pacific Dynamix - Conservative Growth	11,859	(1,748)	10,111	2,552	(19,760)	(17,208)
Pacific Dynamix - Moderate Growth	20,034	(13,614)	6,420	64,708	(20,821)	43,887
Pacific Dynamix - Growth	7,309	(3,622)	3,687	36,246	(45,425)	(9,179)
Portfolio Optimization Conservative	46,000	(338,546)	(292,546)	338,777	(1,020,484)	(681,707)
Portfolio Optimization Moderate-Conservative	90,736	(498,472)	(407,736)	392,612	(1,198,799)	(806,187)
Portfolio Optimization Moderate	411,710	(836,871)	(425,161)	1,132,324	(2,465,810)	(1,333,486)
Portfolio Optimization Growth	108,052	(653,236)	(545,184)	527,439	(1,390,048)	(862,609)
Portfolio Optimization Aggressive-Growth	75,697	(224,425)	(148,728)	120,742	(508,343)	(387,601)
Invesco V.I. Balanced-Risk Allocation Series II	8,211	(102,566)	(94,355)	55,146	(336,774)	(281,628)
American Century VP Mid Cap Value Class II (3)	23,881	(3,007)	20,874	41,596	(13,042)	28,554
American Funds IS Global Growth Fund Class 4 (4)	3,497	(1,144)	2,353	995	(98)	897
American Funds IS International Fund Class 4 (5)	1,179	-	1,179
American Funds IS International Growth and Income Fund Class 4 (4)	29,952	(2,958)	26,994	2,541	-	2,541
American Funds IS Managed Risk Asset Allocation Fund Class P2 (5)	3,161	(1)	3,160
American Funds IS New World Fund Class 4 (6)	10,261	(4,670)	5,591	119	-	119
American Funds IS U.S. Government/AAA-Rated
Securities Fund Class 4 (7)	12,603	(33)	12,570	4,053	-	4,053
BlackRock Global Allocation V.I. Class III	59,514	(89,880)	(30,366)	132,806	(272,839)	(140,033)
Fidelity VIP Contrafund Service Class 2 (8)	41,354	(17,591)	23,763	125,737	(13,416)	112,321
Fidelity VIP FundsManager 60% Service Class 2	4,035	(283)	3,752	5,648	(3,435)	2,213

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Money Market Service Class (5)	1,155,351	(43,116)	1,112,235
Fidelity VIP Strategic Income Service Class 2 (5)	20,047	(85)	19,962
First Trust/Dow Jones Dividend & Income Allocation Class I	-	(6)	(6)	4,065	(426)	3,639
Franklin Founding Funds Allocation VIP Class 4	141,945	(9,084)	132,861	43,052	(23,519)	19,533
Franklin Mutual Global Discovery VIP Class 2 (9)	83,103	(15,032)	68,071	76,295	(11,906)	64,389
Franklin Rising Dividends VIP Class 2 (10)	106,313	(4,782)	101,531	77,684	(17,652)	60,032
Templeton Global Bond VIP Class 2 (11)	39,556	(9,172)	30,384	89,621	(14,237)	75,384
GE Investments Total Return Class 3	15,608	(3,651)	11,957	4,107	(4,919)	(812)
Ivy Funds VIP Asset Strategy (5)	3,256	(1)	3,255
Janus Aspen Series Balanced Service Shares (12)	41,708	(26,168)	15,540	227,180	(6,131)	221,049
Lord Abbett Bond Debenture Class VC (13)	22,876	(4,844)	18,032	42,667	(15,024)	27,643
MFS Total Return Series - Service Class	12,929	(9,619)	3,310	35,235	(7,103)	28,132
MFS Utilities Series - Service Class (14)	91,184	(2,480)	88,704	3,542	(1,635)	1,907
PIMCO All Asset All Authority - Advisor Class (5)	12,256	(2)	12,254
PIMCO CommodityRealReturn Strategy - Advisor Class (15)	550	(251)	299	1,926	(1,310)	616
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	3,059	(30,532)	(27,473)	37,419	(129,924)	(92,505)
Van Eck VIP Global Hard Assets Class S (11)	4,192	(2,594)	1,598	37,190	(22,424)	14,766

(1)	Operations commenced on June 26, 2013.
(2)	Operations commenced on August 15, 2013.
(3)	Operations commenced on March 12, 2013.
(4)	Operations commenced on November 18, 2013.
(5)	Operations commenced during 2014 (See Note 1).
(6)	Operations commenced on November 1, 2013.
(7)	Operations commenced on December 31, 2013.
(8)	Operations commenced on January 4, 2013.
(9)	Operations commenced on February 19, 2013.
(10)	Operations commenced on February 14, 2013.
(11)	Operations commenced on January 22, 2013.
(12)	Operations commenced on April 12, 2013.
(13)	Operations commenced on February 7, 2013.
(14)	Operations commenced on February 4, 2013.
(15)	Operations commenced on February 5, 2013.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Reports as of June 30, 2014

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	142-14A